Intangible Assets - Schedule of Intangible Assets (Details) (10-K) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 3,836,911	$ 3,822,542	$ 3,820,374
Trademarks	26,142	25,023	22,829
Total, at cost	3,863,053	3,847,565	3,843,203
Accumulated Amortization	(3,837,284)	(3,788,954)	(3,253,386)
Total, net	$ 25,769	$ 58,611	$ 589,817